Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment services fees:
Foreign exchange and other trading revenue	$ 692		$ 848		$ 886
Net securities gains	162		48		27
Total fee and other revenue	11,506	[1]	11,696	[2]	10,891	[3]
Net interest revenue
Interest revenue	3,507		3,588		3,470
Interest expense	534		604		545
Net interest revenue	2,973		2,984		2,925
Provision for credit losses	(80)		1		11
Net interest revenue after provision for credit losses	3,053		2,983		2,914
Noninterest expense
Staff	5,761		5,726		5,215
Professional, legal and other purchased services	1,222		1,217		1,099
Net occupancy	593		624		588
Software	524		485		410
Distribution and servicing	421		416		377
Furniture and equipment	331		330		315
Business development	275		261		271
Sub-custodian	269		298		247
Other	994		937		843
Amortization of intangible assets	384		428		421
Merger and integration, litigation and restructuring charges	559		390		384
Total noninterest expense	11,333		11,112		10,170
Income
Income from continuing operations before income taxes	3,302		3,617	[4]	3,694	[4],[5]
Provision for income taxes	779		1,048		1,047	[5]
Net income from continuing operations	2,523		2,569	[4]	2,647	[4]
Discontinued operations:
Loss from discontinued operations					(110)
Benefit for income taxes					(44)
Net (loss) from discontinued operations					(66)
Net income	2,523		2,569		2,581
Net (income) attributable to noncontrolling interests	(78)		(53)		(63)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,445		2,516		2,518
Preferred stock dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427		2,516		2,518
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income	2,523		2,569		2,581
Net (income) attributable to noncontrolling interests	(78)		(53)		(63)
Preferred stock dividends	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,427		2,516		2,518
Less: Earnings allocated to participating securities	35		27		23
Change in the excess of redeemable value over the fair value of noncontrolling interests	(5)		9
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per common share	2,397		2,480		2,495
Net loss from discontinued operations					(66)
Net income from continuing operations applicable to common shareholders of The Bank of New York Mellon Corporation	2,397		2,480		2,561
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic	1,176,485		1,220,804		1,212,630
Common stock equivalents	10,970		8,425		9,508
Less: Participating securities	(9,025)		(6,203)		(5,924)
Diluted	1,178,430		1,223,026		1,216,214
Anti-dilutive securities	91,347	[6]	86,270	[6]	87,058	[6]
Basic:
Net income from continuing operations	$ 2.04	[7]	$ 2.03	[7]	$ 2.11	[7]
Net loss from discontinued operations					$ (0.05)	[7]
Net income applicable to common stock	$ 2.04	[7]	$ 2.03	[7]	$ 2.06	[7]
Diluted:
Net income from continuing operations	$ 2.03	[7]	$ 2.03	[7]	$ 2.11	[7]
Net loss from discontinued operations					$ (0.05)	[7]
Net income applicable to common stock	$ 2.03	[7]	$ 2.03	[7]	$ 2.05	[7],[8]
Operations
Investment services fees:
Asset servicing	3,780		3,697		3,076
Issuer services	1,052		1,445		1,460
Clearing services	1,193		1,159		1,005
Treasury services	549		535		530
Total investment services fees	6,574		6,836		6,071
Investment management and performance fees	3,174		3,002		2,868
Foreign exchange and other trading revenue	692		848		886
Distribution and servicing	192		187		210
Financing-related fees	172		170		195
Investment and other income	427		455		467
Total fee revenue	11,231		11,498		10,697
Net securities gains (losses)-including other-than-temporary impairment	242		(86)		(43)
Noncredit-related gains (losses) on securities not expected to be sold (recognized in OCI)	80		(134)		(70)
Net securities gains	162		48		27
Total fee and other revenue	11,393		11,546		10,724
Investment Management Funds
Investment services fees:
Total fee and other revenue	113		150		167
Investment income	593		670		663
Interest of investment management fund note holders	404		470		437
Income from consolidated investment management funds	189		200		226
Discontinued operations:
Net (income) attributable to noncontrolling interests	(76)		(50)		(59)
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net (income) attributable to noncontrolling interests	$ (76)		$ (50)		$ (59)

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[4]	Presented on a continuing operations basis.
[5]	Based on continuing operations for 2010.
[6]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[7]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests.
[8]	Does not foot due to rounding.